Cover	Jan. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2026
Entity File Number	001-43043
Entity Registrant Name	Buda Juice, Inc.
Entity Central Index Key	0002079720
Entity Tax Identification Number	46-4069365
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4030 Black Gold Drive
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	(214)
Local Phone Number	308-5003
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BUDA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false